Share-Based Payments - Valuation Assumptions of Performance Share Awards (Detail) (Performance Share Awards [Member])	12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010 Year		Dec. 31, 2009 Year
Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.22%	[1]	1.24%	[1]	1.95%	[1]
Expected Pfizer stock price volatility	25.55%	[2]	26.75%	[2]	40.40%	[2]
Average peer stock price volatility	21.63%	[2]	23.64%	[2]	36.30%	[2]
Contractual term (years)	3		3		3

[1]	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
[2]	Determined using implied volatility, after consideration of historical volatility.